Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Interest on loans and borrowings	$ 12,714	$ 0
Accretion of deferred revenue	6,764	2,501
Accretion of provision for rehabilitation and closure costs	3,517	2,339
Interest on lease liabilities	2,653	1,814
Other finance expenses	7,712	10,435
Finance expense	33,360	17,089
Other finance expense, loss on fair value adjustments of accounts receivable	1,400	8,000
Capitalized borrowing costs	$ 31,800	$ 36,467